January 28, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Pyxis Funds II
Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
(File Nos. 033-51308 and 811-07142)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Pyxis Funds II (the “Registrant”) pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), (2) Form N-1A, and (3) Regulation S-T, is Post-Effective Amendment No. 109 to the Registrant’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 109”) for Pyxis Natural Resources Fund, a series of the Registrant (the “Fund”), including: (i) the Class A, C, R and Y Shares prospectus; (ii) the statement of additional information; (iii) other information and the signature page; and (iv) exhibits.

It is intended that this Amendment No. 109 become effective on February 1, 2013. Amendment No. 109 has been filed by the Registrant on behalf of the Fund, pursuant to Section 8(b) of the 1940 Act. However, shares of the Fund are not currently being offered for sale within the meaning of Section 5 of the Securities Act of 1933, as amended (the “Securities Act”). As a result, no amendment to the Fund’s Registration Statement under the Securities Act is being made.

Please direct any questions regarding the enclosed materials to the undersigned at 212-596-9209.

Sincerely,

/s/ Reid B. Adams

Reid B. Adams

cc:	Ethan Powell, Pyxis Capital, L.P.

Brian Mitts, Pyxis Capital, L.P.

Rajib Chanda, Ropes & Gray LLP